Segmentation of key figures (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total assets	$ 117,453	$ 131,795
Total liabilities	(58,030)	(63,973)
Total equity	59,423	67,822	$ 56,666
Net debt	7,245	868
Net operating assets	66,668	68,690
Property, plant and equipment	10,764	11,545	12,263
Additions to property, plant and equipment	1,219	1,430
Right-of-use assets	1,431	1,561	$ 1,676
Additions to right-of-use assets	247	321
Intangible assets and goodwill	60,945	63,777
Additions to intangible assets and goodwill	2,093	1,736
Investment in associated companies	143	205
Additions to investment in associated companies	38	43
Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments	18,930	28,329
Financial debts and derivative instruments	26,175	29,197
Current income tax liabilities and deferred tax liabilities	5,219	5,485
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Total assets	75,510	79,220
Total liabilities	(16,966)	(15,929)
Net operating assets	58,544	63,291
Property, plant and equipment	8,488	9,168
Additions to property, plant and equipment	842	991
Right-of-use assets	1,233	1,349
Additions to right-of-use assets	196	222
Intangible assets and goodwill	51,357	53,919
Additions to intangible assets and goodwill	1,791	1,491
Investment in associated companies	107	170
Additions to investment in associated companies	25	24
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Total assets	16,078	16,192
Total liabilities	(3,710)	(3,632)
Net operating assets	12,368	12,560
Property, plant and equipment	1,861	1,901
Additions to property, plant and equipment	292	349
Right-of-use assets	90	104
Additions to right-of-use assets	31	26
Intangible assets and goodwill	9,230	9,603
Additions to intangible assets and goodwill	163	102
Investment in associated companies	9	7
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Total assets	25,865	36,383
Total liabilities	(37,354)	(44,412)
Net debt	7,245	868
Net operating assets	(4,244)	(7,161)
Property, plant and equipment	415	476
Additions to property, plant and equipment	85	90
Right-of-use assets	108	108
Additions to right-of-use assets	20	73
Intangible assets and goodwill	358	255
Additions to intangible assets and goodwill	139	143
Investment in associated companies	27	28
Additions to investment in associated companies	13	19
Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments	18,930	28,329
Financial debts and derivative instruments	26,175	29,197
Current income tax liabilities and deferred tax liabilities	$ 5,219	$ 5,485